Exhibit 99.1

Ernst & Young LLP	Tel: +1 212 773 3000
One Manhattan West	ey.com
New York, NY 10001

Report of Independent Accountants on Applying Agreed-Upon Procedures

Fundamental Income Properties, LLC (the “Property Manager”)	26 September 2025

FIP Master Funding I, LLC	FIP Master Funding XXIV, LLC
FIP Master Funding II, LLC	FIP Master Funding XV, LLC
FIP Master Funding III, LLC	FIP Master Funding XXII, LLC
FIP Master Funding IV, LLC	FIP Master Funding XXV, LLC
FIP Master Funding V, LLC	FIP Master Funding XXVI, LLC
FIP Master Funding VIII, LLC	FIP Master Funding XXVII, LLC
FIP Master Funding IX, LLC	FIP Master Funding XXVIII, LLC
FIP Master Funding X, LLC	FIP Master Funding XLIV, LLC
FIP Master Funding XI, LLC	FIP Master Funding XLV, LLC
FIP Master Funding XII, LLC	FIP Ontario Investments ULC
FIP Master Funding XIII, LLC	401 Collins Boulevard, LLC
FIP Master Funding XIV, LLC	FIP Cranston, LLC
FIP Master Funding XVI, LLC	FIP Florida, LLC
FIP Master Funding XVII, LLC	FIP Greenville, LLC
FIP Master Funding XIX, LLC	FIP Pennsylvania I, LLC
FIP Pennsylvania II, LLC
(collectively, the “Issuers”)

2425 East Camelback Road, Suite 800
Phoenix, Arizona 85016

Re:	Fundamental Income Net-Lease Mortgage Notes, Series 2025-1 (the “Notes”)
Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Property Manager, Issuers and Atlas SP Securities, a division of Apollo Global Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Properties”) and (ii) each of the leases with respect to such Properties and all payments required thereunder (the “Leases,” together with the Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with:
a.	An electronic data file labeled “FIP Data Tape_8.1.2025_ABS 2025-1.xlsx” and the corresponding record layout and decode information, as applicable, with tabs:
i.
Labeled “PropData” (the “Preliminary Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 1 August 2025 (the “Statistical Cut-off Date”) relating to the Properties and Leases,

ii.
Labeled “PropData 2024-1” (the “2024-1 Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 1 August 2024 (the “2024‑1 Statistical Cut-off Date”) relating to a pool consisting of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (the “Related Series Properties and Leases”),

iii.
Labeled “Compare Schedule” (the “Exempt Property and Lease Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information corresponding to certain Compared Characteristics (as defined herein) relating to Related Series Properties and Leases for which there were certain amendments or other changes between the 2024-1 Statistical Cut-off Date and Statistical Cut-off Date related to the corresponding Compared Characteristics and

iv.
Labeled “ID Compare” (the “Property ID Mapping Schedule”) that the Property Manager, on behalf of the Issuers, indicated contains FUNDS prop ID mapping information relating to Related Series Properties and Leases with changes to the corresponding FUNDS prop IDs, as shown on the Preliminary Data File and 2024-1 Data File, between the 2024‑1 Statistical Cut-off Date and Statistical Cut-off Date, as applicable,

b.
An electronic data file labeled “FIP Data Tape_8.1.2025_ABS 2025-1 (9.24).xlsx” and the corresponding record layout and decode information, as applicable, with a tab labeled “PropData” (the “Data File”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date relating to the Properties and Leases,

c.	An electronic data file labeled “FIP Data Tape_2025-1 Schedules.xlsx” and the corresponding record layout and decode information, as applicable (the “FIP Schedules File”), with tabs:
i.	Labeled “Corp FCCR Schedule” that the Property Manager, on behalf of the Issuers, indicated contains corporate fixed charge coverage ratio (“FCCR”) information and
ii.	Labeled “Contract FCCR Schedule” that the Property Manager, on behalf of the Issuers, indicated contains contract FCCR and monthly contract rent information for each New 2025-1 Property and Lease (as defined herein),

d.	Copies of the following items (collectively, the “Source Schedules”):
i.
A schedule and the corresponding record layout and decode information, as applicable (the “NAICS Code Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains tenant sector and tenant industry group information relating to the Properties and Leases, as applicable, and

ii.
A schedule and the corresponding record layout and decode information, as applicable (the “Rent Escalation Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains rent bump date information relating to certain New 2025-1 Properties and Leases, as applicable,

e.	Imaged copies of the following items (collectively, the “Source Documents,” together with the FIP Schedules File and Source Schedules, the “Sources”):
i.
The lease agreement or master lease agreement, any corresponding amendments, rent commencement certificates, assignment and assumptions, estoppels or other related documents (collectively, the “Lease Agreement”),

ii.	The ground lease or other related documents (collectively and as applicable, the “Ground Lease”),
iii.	The appraisal report (the “Appraisal”),
iv.	The corporate guaranty or other related documents (collectively and as applicable, the “Corporate Guaranty”),
v.	The property condition report (the “Property Condition Report”) and
vi.	The survey, floor plan or other related documents (collectively and as applicable, the “Survey”), as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to the New 2025-1 Properties and Leases and L196 and L197 Properties (as defined in Attachment A), as applicable,
f.
A list of characteristics on the Data File (the “Recalculated Characteristics”), which are described in Attachment A, that the Property Manager, on behalf of the Issuers, instructed us to recalculate using information on the Data File,

g.	The list of relevant characteristics on the 2024-1 Data File, Preliminary Data File and Data File (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A,
h.
A list of characteristics on the Preliminary Data File and Data File (the “Provided Characteristics”), which is shown on Exhibit 2 to Attachment A, on which the Property Manager, on behalf of the Issuers, instructed us to perform no procedures and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 107 Properties and Leases with a funding source of:
a.	ABS - Sub In,
b.	ABS 2025-1 or
c.	WH-Sub In,
as shown on the Preliminary Data File, are referred to as 2025-1 Property and Lease Numbers 1 through 107 (collectively, the “New 2025-1 Properties and Leases”).

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File and Data File is the “Subject Matter” as of the date of this report.  We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating, as applicable, certain information that is further described in Attachment A.  The Issuers are responsible for the Subject Matter, Preliminary Data File, 2024-1 Data File, Exempt Property and Lease Data File, Property ID Mapping Schedule, Data File, Sources, Recalculated Characteristics, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the 2024-1 Data File, Exempt Property and Lease Data File, Property ID Mapping Schedule, Sources, Provided Characteristics or any other information provided to us or that we were instructed to obtain, as applicable, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Related Series Properties and Leases or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Pool,
iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuers and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 September 2025

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.
For each New 2025‑1 Property and Lease, we compared the Compared Characteristics, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources and/or Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source is listed for a Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Sources that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics.  In addition, if a particular Source contained multiple values for the same Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with at least one of the values in the corresponding Source.  We performed no procedures to reconcile any differences that may exist between various values in a Source for any Compared Characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

2.
As instructed by the Property Manager, on behalf of the Issuers, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Property Manager.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.
For each Property and Lease on the Updated Preliminary Data File and Data File, we compared the property number, as shown on the Updated Preliminary Data File, to the corresponding property number, as shown on the Data File, and noted that:

a.	All of the Properties and Leases were included on both the Updated Preliminary Data File and Data File and
b.	No commercial real estate properties and related leases other than the Properties and Leases were included on the Updated Preliminary Data File or Data File.

Attachment A Page 2 of 3
4.
For each Property and Lease on the Updated Preliminary Data File and Data File, we compared the Compared Characteristics, as shown on the Updated Preliminary Data File, to the corresponding information, as shown on the Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item.  All such compared information was found to be in agreement.

For the purpose of comparing the tenant Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to ignore differences that appear to be due to punctuation, abbreviations and truncations.

For the purpose of comparing the lease end date Compared Characteristic for any Property and Lease with a unique lease ID of “L196” or “L197,” as shown on the Data File (collectively, the “L196 and L197 Properties”), the Property Manager, on behalf of the Issuers, instructed us to use the corresponding information, as shown in the Lease Agreement.

For the purpose of comparing the tenant industry group Compared Characteristic for 2025-1 Property and Lease Number 96, the Property Manager, on behalf of the Issuers, instructed us to use the tenant industry group description, as shown on the NAICS Code Schedule, corresponding to the updated NAICS code (5-digit), as shown on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

5.
For each commercial real estate property and lease on the 2024-1 Data File and Preliminary Data File, we compared the FUNDS prop ID, as shown on the 2024-1 Data File, to the corresponding FUNDS prop ID, as shown on the Preliminary Data File, in accordance with the FUNDS prop ID mapping information on the Property ID Mapping Schedule, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item, and noted that:

a.	Two (2) of the Related Series Properties and Leases included on the 2024-1 Data File were not included on the Preliminary Data File,
b.	328 commercial real estate properties and leases were included on both the 2014 Data File and Preliminary Data File and
c.	106 of the Properties and Leases on the Preliminary Data File were not included on the 2024‑1 Data File.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore any alphabetic characters in the FUNDS prop ID, as shown on the Preliminary Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 3 of 3
6.
For each Related Series Property and Lease included on the Preliminary Data File, we compared the Compared Characteristics, as shown on the 2024-1 Data File, to the corresponding information, as shown on the Preliminary Data File, in accordance with the FUNDS prop ID mapping information on the Property ID Mapping Schedule, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this Item.  All such compared information was found to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore any alphabetic characters included in the FUNDS Prop ID, as shown on the Preliminary Data File.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to compare:
a.
The date of next rent bump, monthly contract rent, date of last rent bump, corp FCCR, corp FCCR a/o date, contract FCCR and unit FCCR a/o date Compared Characteristics, due to the passage of time between the 2024-1 Statistical Cut‑off Date and Statistical Cut-off Date,

b.	Any unique combination of Compared Characteristic and Related Series Property and Lease, as shown on the Exempt Property and Lease Data File and
c.
Any Compared Characteristic for 2025-1 Property and Lease Number 1, which the Property Manager, on behalf of the Issuers, indicated is included in the population of New 2025-1 Properties and Leases due to permitted substitution activity.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions and information provided by the Property Manager, on behalf of the Issuers, described in this Item.

7.	Using the:
a.	Lease start date, as shown on the Data File,
b.	Lease end date, as shown on the Data File, and
c.	Statistical Cut-off Date,
we recalculated the:
i.	Original lease term (months) and
ii.	Remaining lease term (months)
for each Property and Lease on the Data File.  We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2
Compared Characteristics and Source(s)

Compared Characteristic	Source(s)

Property number	FIP Schedules File
Tenant	Lease Agreement
Tenant sector	NAICS Code Schedule
Tenant industry group	NAICS Code Schedule
Corp FCCR	FIP Schedules File
Corp FCCR a/o date	FIP Schedules File
Contract FCCR	FIP Schedules File
Unit FCCR a/o date	FIP Schedules File
Monthly contract rent	FIP Schedules File
Master lease (Y/N)	Lease Agreement
Guarantor	Lease Agreement or Corporate Guaranty
Land (sqft)	(a) Survey, Appraisal or Property Condition Report or (b) Property Condition Report and recalculation
Building sqft	Survey, Appraisal or Property Condition Report
Lease start date	Lease Agreement
Lease end date	Lease Agreement
Transfer of lease terms	Lease Agreement
Percentage rent	Lease Agreement
Lease type	Lease Agreement
Remaining renewal options	Lease Agreement
Date of last rent bump	Lease Agreement or Rent Escalation Schedule
Date of next rent bump	Lease Agreement or Rent Escalation Schedule
Rent increase type	Lease Agreement
City	Appraisal or Lease Agreement
State	Appraisal or Lease Agreement

Exhibit 1 to Attachment A Page 2 of 2
Compared Characteristic	Source(s)
Zip Code	Appraisal or Lease Agreement
Tenant purchase option	Lease Agreement
Appraised value	Appraisal
Land value	Appraisal
Appraisal date	Appraisal
Single site lease	Lease Agreement or Ground Lease
Ground lease obligation	Lease Agreement or Ground Lease
Ground lessor	Lease Agreement or Ground Lease

Notes:

i.	The property number Compared Characteristic is for identification purposes only.

ii.
For the purpose of comparing the tenant, tenant industry group and guarantor Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to ignore differences that appear to be due to punctuation, abbreviations and truncations.

iii.
For the purpose of comparing the tenant sector Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the tenant sector description, as shown in the applicable Source(s), corresponding to the NAICS (2‑digit), as shown on the Preliminary Data File.

iv.
For the purpose of comparing the tenant industry group Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the tenant industry group description, as shown in the applicable Source(s), corresponding to the NAICS code (5-digit), as shown on the Preliminary Data File.

v.
For the purpose of comparing the corp FCCR and corp FCCR a/o date Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to use the information, as shown in the applicable Source(s), for the corresponding unique lease ID, as shown on the Preliminary Data File.

vi.
For the purpose of comparing the land (sqft) Compared Characteristic for each New 2025‑1 Property and Lease (except for 2025-1 Property and Lease Numbers 102 and 103), the Property Manager, on behalf of the Issuers, instructed us to round the value, as shown in the applicable Source(s), to the nearest whole number.

For the purpose of comparing the land (sqft) Compared Characteristic for 2025-1 Property and Lease Numbers 102 and 103, the Property Manager, on behalf of the Issuers, instructed us to (a) convert the acreage, as shown in the applicable Source(s), to square feet using a conversion rate of 43,560 square feet per acre and (b) round the resulting value to the nearest whole number.

vii.
For the purpose of comparing the building sqft Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to round the value, as shown in the applicable Source(s), to the nearest whole number.

viii.
For the purpose of comparing the zip code Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the first five digits of the zip code, as shown in the applicable Source(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Provided Characteristics

Funding Source
FUNDS Prop ID
Property Name
Street Address
NAICS (2-digit)
NAICS Code (5-digit)
Tenant Concept
Number of Properties
Appraisal Date (Land Value)
EDF
EDF Rating
Contract EBITDAR
Operating History > 12 months
Construction (Y/N)
Construction Note:
Phase I (Y/N)
Phase I Date
Phase II (Y/N)
Phase II Date
Available Credit Ratings
NN Description
Unique Lease ID
Lease Rate Type
Property Type
Remaining Renewals
Year Built
Year Renovated
Subleased (Y/N)
Subtenant
Tenant Bankruptcy
Paid Thru Date
Delinquency Data 0 - 30 Days
Delinquency Data 31 - 60 Days
Delinquency Data 61 - 90 Days
Delinquency Data 90+ Days
Ownership Entity

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.